Long-Term Debt And Other Borrowings, Net - Additional Information (Detail) $ / shares in Units, € in Thousands					1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Oct. 28, 2021 USD ($) $ / shares shares	Nov. 12, 2019 USD ($)	Dec. 21, 2018 USD ($)	Jan. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 08, 2018 EUR (€)
Short-term Debt [Line Items]
Debt issuance costs	$ 384,000						$ 384,000
Long-term Debt	425,980,000						425,980,000
Long-term debt, term						7 years
Debt Conversion, Converted Instrument, Shares Issued | shares						7,600,000
Debt Instrument, Convertible, Carrying Amount of Equity Component	15,517,000						15,517,000	$ 0
Debt instrument carrying amount	425,980,000						425,980,000	308,968,000
Restricted Cash	$ 261,000,000.0						$ 261,000,000.0	300,000,000.0
Percentage of existing and future equity interests	65.00%						65.00%			65.00%
Amortization of deferred financing costs							$ 2,097,000	2,313,000	$ 2,063,000
Sponsor [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares		100,000
Backstop Notes [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate	8.40%					8.40%	8.40%			8.40%
Debt Instrument, Convertible, Carrying Amount of Equity Component	$ 15,500						$ 15,500
Bank Overdraft Facility [Member]
Short-term Debt [Line Items]
Commitment fee							0.00%
Debt instrument, interest rate	9.40%						9.40%			9.40%
Debt Instrument, Basis spread on variable rate							2.00%
Debt instrument, Interest rate during period							6.00%
Backstop Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate						5.50%
Debt instrument, conversion price | $ / shares		$ 16.25				$ 16.25
Debt Conversion, Converted Instrument, Shares Issued | shares		1.9
Payment of stock issuance costs							$ 2,500
Debt principal amount	$ 120,000.0						120,000.0	0.0
Debt instrument carrying amount	102,000.0						102,000.0
Line of credit facility commitment fee amount						$ 1,500,000
Amortization of deferred financing costs	500,000
Contractual interest expense	1,600,000
Base Rate [Member] | Backstop Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, conversion price | $ / shares		$ 12.50				$ 12.50
UBS Term Loan [Member]
Short-term Debt [Line Items]
Long-term line of credit				$ 280,000,000.0
Maturity date				Dec. 21, 2024
Line of credit facility, increase			$ 35,000,000.0
Debt instrument, annual principal payment			$ 800,000
Debt issuance costs	1,500,000						1,500,000
Long-term Debt	305,800,000						305,800,000	309,000,000.0
Amortization of deferred financing costs	2,000,000.0
Contractual interest expense	17,700,000
UBS Term Loan [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Long-term line of credit	0			$ 30,000,000.0			$ 0	0
Leverage ratio, Description							5.00:1.00
UBS Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Interest rate				5.50%
UBS Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Interest rate							5.50%
UBS Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate							5.25%
UBS Term Loan [Member] | Base Rate [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Interest rate							4.50%
UBS Term Loan [Member] | Base Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate							4.25%
Term Loan BNP Paribas [Member]
Short-term Debt [Line Items]
Maturity date					Jan. 02, 2021
Debt instrument, interest rate					2.15%
Debt instrument, every month					$ 7,740,000
Debt instrument carrying amount	0						$ 0	$ 9,000
Belgium subsidiary [Member] | Bank Overdraft Facility [Member]
Short-term Debt [Line Items]
Long-term line of credit | €										€ 0	€ 0	€ 250,000
Senior Unsecured Exchangeable Notes Due 2028 [Member] | Backstop Agreement [Member]
Short-term Debt [Line Items]
Long-term line of credit		$ 24,900,000				$ 95,100,000
Notes Under The Backstop Agreement [Member]
Short-term Debt [Line Items]
Debt instrument carrying amount	$ 120,000,000						$ 120,000,000
Notes Under The Backstop Agreement [Member] | Backstop Agreement [Member]
Short-term Debt [Line Items]
Debt instrument carrying amount		$ 9,600